Schedule I - Condensed Financial Information of Top Ships Inc. (Parent Company Only) (Detail) - Summary subsidiary distributions to the Parent Company (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Return on Investment One [Member]
Return on Investment	$ 475	$ 3,070	$ 5,992
Return on Investment Two [Member]
Return on Investment		24,142	19,473
Total [Member]
Return on Investment	$ 475	$ 27,212	$ 25,465